Income Taxes (Income Tax Reconciliation) (Details)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income tax benefit at statutory rate resulting from net operating loss carry forward	(15.00%)
State tax (benefit) net of Federal benefit	(3.50%)
Deferred income tax valuation allowance	18.50%
Actual tax rate